OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other payables and accruals

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Financial liabilities
Accrued expenses	7,748	1,910	262
Deposits from customers	116	—	—
	7,864	1,910	262

Accrued payroll	156	189	26
Taxes other than income tax payable (a)	2	—	—
Transaction deposit of mining right acquisition (Note 20 (b))	74,322	76,945	10,543
Others	266	1,437	197
	74,746	78,571	10,766

Total	82,610	80,481	11,028

Analyzed into:
Current portion	82,610	3,536	485
Non-current portion (Note 20 (b))	—	76,945	10,543
	82,610	80,481	11,028

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.